Organization and Summary of Significant Accounting Policies (Details 11) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	$ 152,014	$ 141,364
Property, plant and equipment, net	46,330	40,636
Mexico [Member]
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	62,497	58,902
Property, plant and equipment, net	$ 20,434	$ 19,360